UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

May 31, 2014

1.850080.107

MBSCEN-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.2%
	Principal Amount	Value
Fannie Mae - 61.4%
1.75% 10/1/34 (c)	$ 31,579	$ 32,400
1.85% 10/1/33 (c)	20,488	21,231
1.88% 1/1/35 (c)	28,403	29,545
1.88% 1/1/35 (c)	1,762,530	1,830,199
1.885% 2/1/33 (c)	16,141	16,769
1.91% 12/1/34 (c)	339,682	353,742
1.91% 3/1/35 (c)	263,430	274,191
1.93% 10/1/33 (c)	139,214	143,647
1.94% 7/1/35 (c)	121,766	127,058
2.05% 3/1/35 (c)	53,962	55,609
2.115% 12/1/34 (c)	84,287	87,585
2.19% 3/1/37 (c)	129,219	137,052
2.204% 1/1/35 (c)	1,371,145	1,447,382
2.23% 7/1/34 (c)	187,999	197,930
2.261% 3/1/33 (c)	655,122	686,964
2.261% 9/1/36 (c)	427,964	456,555
2.303% 6/1/36 (c)	232,539	246,274
2.332% 3/1/35 (c)	461,452	489,260
2.335% 9/1/35 (c)	651,051	691,931
2.338% 9/1/36 (c)	771,918	824,264
2.344% 5/1/36 (c)	946,447	992,879
2.386% 6/1/47 (c)	742,164	791,706
2.387% 7/1/35 (c)	786,521	835,682
2.395% 6/1/36 (c)	2,334,547	2,482,125
2.399% 5/1/35 (c)	1,572,781	1,668,720
2.421% 10/1/33 (c)	639,756	677,753
2.421% 11/1/36 (c)	655,997	698,866
2.462% 4/1/37 (c)	633,402	661,420
2.5% 11/1/42 to 8/1/43	69,215,844	65,801,427
2.534% 11/1/43 (c)	29,463,104	30,397,090
2.536% 6/1/42 (c)	2,240,321	2,311,281
2.573% 7/1/34 (c)	1,415,856	1,506,765
2.584% 5/1/36 (c)	1,119,579	1,178,905
2.655% 9/1/37 (c)	158,381	169,121
2.949% 11/1/40 (c)	1,380,647	1,444,138
2.966% 8/1/41 (c)	10,506,932	10,983,087
2.982% 9/1/41 (c)	1,643,569	1,720,957
3% 6/1/29 (a)	2,100,000	2,183,180
3% 4/1/32 to 3/1/44	1,463,184,296	1,449,548,266
3% 6/1/44 (a)	10,600,000	10,485,658
3.083% 10/1/41 (c)	811,612	849,800
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.167% 3/1/42 (c)	$ 64,007,724	$ 67,312,904
3.229% 7/1/41 (c)	2,507,963	2,642,985
3.348% 10/1/41 (c)	1,422,215	1,498,125
3.375% 9/1/41 (c)	2,494,455	2,632,045
3.482% 3/1/40 (c)	3,643,261	3,813,653
3.5% 1/1/34 to 8/1/43	573,162,458	592,080,418
3.5% 6/1/44 (a)	78,800,000	81,150,714
3.5% 6/1/44 (a)	129,700,000	133,569,133
3.5% 6/1/44 (a)	244,600,000	251,896,760
3.5% 6/1/44 (a)	3,800,000	3,913,359
3.5% 6/1/44 (a)	51,900,000	53,448,250
3.506% 12/1/39 (c)	2,869,097	3,055,239
3.543% 7/1/41 (c)	2,541,916	2,688,065
4% 9/1/24 to 1/1/44	992,338,364	1,055,068,355
4% 1/1/41	593,023	628,859
4% 6/1/44 (a)	569,400,000	603,074,658
4% 6/1/44 (a)	56,400,000	59,735,530
4% 6/1/44 (a)	70,900,000	75,093,069
4% 6/1/44 (a)	42,000,000	44,483,905
4% 6/1/44 (a)	22,700,000	24,042,492
4% 6/1/44 (a)	27,300,000	28,914,538
4% 6/1/44 (a)	259,400,000	274,741,072
4% 6/1/44 (a)	50,400,000	53,380,686
4.5% 4/1/21 to 5/1/44	432,864,304	469,055,758
4.5% 6/1/44 (a)	34,700,000	37,506,588
4.5% 6/1/44 (a)	129,700,000	140,190,331
4.5% 6/1/44 (a)	141,500,000	152,944,732
5% 3/1/18 to 4/1/42	186,414,290	205,868,948
5% 6/1/44 (a)	39,000,000	43,085,457
5.118% 7/1/37 (c)	403,351	433,917
5.5% 12/1/17 to 6/1/40	239,776,440	267,707,637
5.5% 6/1/44 (a)	10,200,000	11,366,776
5.565% 8/1/46 (c)	182,315	196,131
6% 2/1/17 to 1/1/42	119,710,343	134,636,825
6.5% 6/1/14 to 4/1/37	18,527,616	20,675,605
7% 3/1/15 to 7/1/37	11,091,837	12,836,636
7.5% 10/1/15 to 2/1/32	4,606,488	5,432,248
8% 12/1/17 to 3/1/37	79,791	95,507
8.5% 1/1/15 to 7/1/31	51,851	58,300
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
9.5% 4/1/16 to 2/1/25	$ 156,208	$ 176,408
12.5% 3/1/16	36	37
		6,516,671,069
Freddie Mac - 18.5%
1.5% 8/1/37 (c)	190,261	194,692
1.82% 3/1/35 (c)	675,326	699,088
1.95% 3/1/37 (c)	184,151	192,859
1.954% 1/1/36 (c)	477,824	501,450
1.982% 12/1/35 (c)	1,425,250	1,489,862
2% 3/1/36 (c)	1,161,597	1,215,864
2.022% 2/1/37 (c)	960,859	1,004,407
2.05% 6/1/37 (c)	157,727	165,167
2.095% 8/1/37 (c)	471,997	498,583
2.121% 5/1/37 (c)	379,046	399,774
2.125% 3/1/36 (c)	1,787,096	1,886,198
2.14% 11/1/35 (c)	1,180,395	1,249,394
2.16% 6/1/33 (c)	1,546,769	1,620,140
2.29% 10/1/35 (c)	1,152,322	1,213,518
2.362% 10/1/36 (c)	2,200,785	2,331,224
2.375% 5/1/37 (c)	398,928	422,862
2.385% 6/1/37 (c)	166,353	176,957
2.406% 6/1/33 (c)	4,786,771	5,063,963
2.415% 6/1/37 (c)	1,404,484	1,498,345
2.418% 4/1/37 (c)	493,047	525,735
2.451% 6/1/37 (c)	319,567	338,648
2.492% 4/1/35 (c)	42,998	45,892
2.534% 3/1/35 (c)	7,222,243	7,711,702
2.595% 4/1/37 (c)	43,011	45,928
2.614% 4/1/36 (c)	1,411,128	1,506,819
2.67% 6/1/36 (c)	403,537	430,902
2.795% 7/1/36 (c)	627,023	669,542
2.823% 3/1/33 (c)	34,066	36,376
2.825% 12/1/36 (c)	1,604,166	1,712,948
3% 8/1/42 to 7/1/43	348,214,360	345,182,544
3.065% 10/1/35 (c)	296,798	316,925
3.084% 9/1/41 (c)	13,929,651	14,584,613
3.234% 4/1/41 (c)	1,559,471	1,641,013
3.241% 9/1/41 (c)	1,504,589	1,583,075
3.282% 6/1/41 (c)	1,997,144	2,102,466
3.298% 7/1/41 (c)	7,816,707	8,220,965
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.465% 5/1/41 (c)	$ 1,682,539	$ 1,778,717
3.5% 1/1/26 to 10/1/43 (b)	404,437,500	416,891,495
3.5% 6/1/44 (a)	26,500,000	27,251,198
3.622% 6/1/41 (c)	2,632,925	2,790,733
3.693% 5/1/41 (c)	2,360,800	2,499,951
4% 4/1/40 to 5/1/42	326,782,943	346,935,085
4.5% 6/1/25 to 10/1/41	243,379,114	265,299,717
4.5% 6/1/44 (a)	75,800,000	81,936,738
5% 6/1/20 to 4/1/41	176,137,675	195,049,013
5.124% 4/1/38 (c)	2,336,127	2,513,161
5.5% 10/1/17 to 4/1/41	111,217,957	123,833,929
6% 7/1/16 to 12/1/37	21,422,877	24,097,142
6.5% 8/1/14 to 9/1/39	41,921,450	47,329,497
7% 6/1/21 to 9/1/36	10,769,455	12,507,643
7.5% 7/1/14 to 6/1/32	285,835	324,105
8% 7/1/16 to 1/1/37	320,927	384,580
8.5% 5/1/17 to 9/1/29	304,420	364,525
9% 5/1/17 to 10/1/20	2,087	2,257
9.5% 5/1/21 to 7/1/21	4,576	5,105
10% 11/15/18 to 8/1/21	1,786	2,006
11% 8/1/15 to 9/1/20	8,712	9,169
12% 7/1/15	93	96
12.5% 6/1/19	36	38
		1,960,286,340
Ginnie Mae - 20.3%
3% 8/20/42 to 4/20/44	76,235,210	76,872,882
3% 6/1/44 (a)	4,700,000	4,729,348
3.5% 11/15/40 to 2/20/44	349,891,664	364,272,168
3.5% 6/1/44 (a)	160,700,000	167,151,141
4% 2/15/39 to 8/15/43	366,629,588	392,225,981
4% 6/1/44 (a)	80,100,000	85,513,006
4.497% 1/20/62 (g)	12,123,263	13,298,698
4.5% 6/20/33 to 8/15/41	424,462,204	465,088,776
4.5% 6/1/44 (a)	12,400,000	13,492,056
4.564% 11/20/61 (g)	14,113,376	15,436,787
4.751% 12/20/60 (g)	31,391,571	34,097,242
4.814% 1/20/61 (g)	41,121,921	44,768,778
5% 12/15/32 to 9/15/41	231,508,061	257,896,500
5.294% 5/20/60 (g)	33,577,537	37,063,826
5.5% 4/15/29 to 9/15/39	31,743,411	35,804,407
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5.513% 2/20/60 (g)	$ 24,960,397	$ 27,727,307
6% 4/15/28 to 11/15/39	77,972,940	89,933,374
6.5% 3/20/31 to 10/15/38	3,026,026	3,498,912
7% 6/15/22 to 3/15/33	9,672,253	11,464,138
7.5% 1/15/17 to 9/15/31	4,582,280	5,385,172
8% 8/15/16 to 11/15/29	1,701,506	2,003,892
8.5% 4/15/17 to 1/15/31	244,827	294,662
9% 8/15/19 to 1/15/23	15,706	17,968
9.5% 12/15/20 to 2/15/25	7,907	9,076
10.5% 3/20/16 to 1/20/18	27,234	29,913
11% 8/20/15 to 9/20/19	9,291	10,551
		2,148,086,561
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,445,854,181)		10,625,043,970
Collateralized Mortgage Obligations - 10.4%

U.S. Government Agency - 10.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.95% 2/25/32 (c)	233,288	236,832
Series 2002-39 Class FD, 1.151% 3/18/32 (c)	359,052	366,309
Series 2002-60 Class FV, 1.15% 4/25/32 (c)	478,296	489,437
Series 2002-63 Class FN, 1.15% 10/25/32 (c)	660,613	675,154
Series 2002-7 Class FC, 0.9% 1/25/32 (c)	249,131	253,905
Series 2002-94 Class FB, 0.55% 1/25/18 (c)	501,808	503,952
Series 2003-118 Class S, 7.95% 12/25/33 (c)(d)(f)	7,663,838	1,602,913
Series 2006-104 Class GI, 6.53% 11/25/36 (c)(d)(f)	5,608,487	1,208,590
Series 2006-33 Class CF, 0.45% 5/25/36 (c)	4,902,023	4,914,794
Series 2007-57 Class FA, 0.38% 6/25/37 (c)	6,007,295	5,998,448
Series 2008-76 Class EF, 0.65% 9/25/23 (c)	4,159,158	4,176,418
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	363,926	401,581
Series 1993-207 Class H, 6.5% 11/25/23	4,841,436	5,459,784
Series 1994-23 Class PZ, 6% 2/25/24	12,541,979	13,881,326
Series 1996-28 Class PK, 6.5% 7/25/25	1,550,226	1,742,355
Series 1999-17 Class PG, 6% 4/25/29	4,115,336	4,529,352
Series 1999-32 Class PL, 6% 7/25/29	3,416,565	3,769,351
Series 1999-33 Class PK, 6% 7/25/29	1,970,027	2,177,474
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2001-52 Class YZ, 6.5% 10/25/31	$ 238,398	$ 266,958
Series 2003-28 Class KG, 5.5% 4/25/23	2,809,916	3,092,273
Series 2004-21 Class QE, 4.5% 11/25/32	600,556	618,211
Series 2005-102 Class CO, 11/25/35 (e)	2,107,665	1,947,862
Series 2005-73 Class SA, 17.16% 8/25/35 (c)(f)	1,461,679	1,773,684
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,480,426
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,862,004
Series 2006-12 Class BO, 10/25/35 (e)	9,030,443	8,610,095
Series 2006-37 Class OW, 5/25/36 (e)	1,307,028	1,186,179
Series 2006-45 Class OP, 6/25/36 (e)	2,910,456	2,603,401
Series 2006-62 Class KP, 4/25/36 (e)	4,031,981	3,514,600
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	783,380	916,704
Series 1999-25 Class Z, 6% 6/25/29	2,974,930	3,346,015
Series 2001-20 Class Z, 6% 5/25/31	3,926,807	4,327,672
Series 2001-31 Class ZC, 6.5% 7/25/31	2,165,720	2,497,228
Series 2002-16 Class ZD, 6.5% 4/25/32	1,119,300	1,295,995
Series 2002-74 Class SV, 7.4% 11/25/32 (c)(d)	4,469,911	886,888
Series 2002-79 Class Z, 5.5% 11/25/22	5,640,705	6,276,326
Series 2010-50 Class FA, 0.5% 1/25/24 (c)	822,580	822,750
Series 06-116 Class SG, 6.49% 12/25/36 (c)(d)(f)	3,942,005	668,129
Series 07-40 Class SE, 6.29% 5/25/37 (c)(d)(f)	2,462,948	371,035
Series 1993-165 Class SH, 19.3755% 9/25/23 (c)(f)	178,735	235,115
Series 2003-21 Class SK, 7.95% 3/25/33 (c)(d)(f)	686,380	187,307
Series 2003-35 Class TQ, 7.35% 5/25/18 (c)(d)(f)	460,653	44,295
Series 2003-42 Class SJ, 6.9% 11/25/22 (c)(d)(f)	64,719	671
Series 2005-72 Class ZC, 5.5% 8/25/35	20,241,166	22,722,261
Series 2007-57 Class SA, 39.72% 6/25/37 (c)(f)	1,798,302	3,410,944
Series 2007-66:
Class FB, 0.55% 7/25/37 (c)	7,215,230	7,265,164
Class SA, 38.7% 7/25/37 (c)(f)	2,737,636	5,455,543
Class SB, 38.7% 7/25/37 (c)(f)	1,202,538	2,276,942
Series 2008-12 Class SG, 6.2% 3/25/38 (c)(d)(f)	17,159,653	2,421,934
Series 2009-114 Class AI, 5% 12/25/23 (d)	4,600,362	286,643
Series 2009-16 Class SA, 6.1% 3/25/24 (c)(d)(f)	3,677,372	234,907
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	2,281,884	147,299
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	1,998,628	160,461
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	2,976,261	235,720
Series 2010-112 Class SG, 6.21% 6/25/21 (c)(d)(f)	2,808,230	250,038
Series 2010-12 Class AI, 5% 12/25/18 (d)	8,601,968	623,035
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-135 Class LS, 5.9% 12/25/40 (c)(d)(f)	$ 14,731,930	$ 2,382,264
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	14,293,859	2,463,677
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	2,019,003	148,582
Series 2010-23:
Class AI, 5% 12/25/18 (d)	3,839,559	264,818
Class HI, 4.5% 10/25/18 (d)	2,442,570	164,670
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	7,964,594	517,512
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	6,368,140	581,875
Series 2011-39 Class ZA, 6% 11/25/32	9,676,967	10,885,185
Series 2011-67 Class AI, 4% 7/25/26 (d)	4,502,170	506,576
Series 2011-83 Class DI, 6% 9/25/26 (d)	8,002,009	1,223,054
Series 2013-N1 Class A, 6.57% 6/25/35 (c)(d)(f)	10,922,997	2,021,550
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 7/1/18 (d)	1,439,003	103,419
Class 5, 5.5% 8/1/33 (d)	2,253,469	366,854
Series 343 Class 16, 5.5% 5/1/34 (d)	1,792,208	302,624
Series 348 Class 14, 6.5% 8/1/34 (c)(d)	1,251,507	250,926
Series 351:
Class 12, 5.5% 4/1/34 (c)(d)	868,774	131,994
Class 13, 6% 3/1/34 (d)	1,147,388	180,632
Series 359 Class 19, 6% 7/1/35 (d)	884,465	157,924
Series 384 Class 6, 5% 7/25/37 (d)	11,071,354	1,795,042
Freddie Mac:
floater:
Series 2412 Class FK, 0.9511% 1/15/32 (c)	180,659	183,244
Series 2423 Class FA, 1.0511% 3/15/32 (c)	280,566	285,942
Series 2424 Class FM, 1.1511% 3/15/32 (c)	363,631	371,627
Series 2432:
Class FE, 1.0511% 6/15/31 (c)	466,039	475,161
Class FG, 1.0511% 3/15/32 (c)	163,728	166,727
floater planned amortization class Series 3153 Class FX, 0.5011% 5/15/36 (c)	10,273,625	10,305,906
floater target amortization class Series 3366 Class FD, 0.4011% 5/15/37 (c)	11,865,530	11,851,379
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	7,179,909	6,286,958
Series 2095 Class PE, 6% 11/15/28	4,243,713	4,696,912
Series 2101 Class PD, 6% 11/15/28	358,839	394,863
Series 2121 Class MG, 6% 2/15/29	1,725,768	1,902,298
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2131 Class BG, 6% 3/15/29	$ 11,875,542	$ 13,121,246
Series 2137 Class PG, 6% 3/15/29	1,715,078	1,891,240
Series 2154 Class PT, 6% 5/15/29	2,812,305	3,097,109
Series 2162 Class PH, 6% 6/15/29	716,254	787,813
Series 2425 Class JH, 6% 3/15/17	543,350	570,748
Series 2520 Class BE, 6% 11/15/32	3,949,111	4,357,368
Series 2585 Class KS, 7.4489% 3/15/23 (c)(d)(f)	305,897	48,844
Series 2590 Class YR, 5.5% 9/15/32 (d)	11,961	119
Series 2802 Class OB, 6% 5/15/34	8,588,033	9,617,464
Series 2937 Class KC, 4.5% 2/15/20	13,118,390	13,916,910
Series 2962 Class BE, 4.5% 4/15/20	12,239,813	13,075,965
Series 3002 Class NE, 5% 7/15/35	8,863,266	9,808,667
Series 3110 Class OP, 9/15/35 (e)	5,177,740	4,949,268
Series 3119 Class PO, 2/15/36 (e)	7,612,569	6,626,839
Series 3121 Class KO, 3/15/36 (e)	1,683,186	1,503,466
Series 3123 Class LO, 3/15/36 (e)	4,714,753	4,098,234
Series 3145 Class GO, 4/15/36 (e)	4,318,714	3,771,298
Series 3189 Class PD, 6% 7/15/36	7,610,000	8,748,266
Series 3225 Class EO, 10/15/36 (e)	3,105,849	2,749,888
Series 3258 Class PM, 5.5% 12/15/36	4,676,756	5,266,268
Series 3415 Class PC, 5% 12/15/37	4,649,891	5,007,338
Series 3786 Class HI, 4% 3/15/38 (d)	12,556,817	1,968,900
Series 3806 Class UP, 4.5% 2/15/41	23,219,486	25,044,763
Series 3832 Class PE, 5% 3/15/41	11,935,000	13,177,270
sequential payer:
Series 2135 Class JE, 6% 3/15/29	802,159	883,415
Series 2274 Class ZM, 6.5% 1/15/31	863,323	995,511
Series 2281 Class ZB, 6% 3/15/30	2,337,372	2,570,560
Series 2303 Class ZV, 6% 4/15/31	869,067	961,156
Series 2357 Class ZB, 6.5% 9/15/31	6,546,282	7,561,086
Series 2502 Class ZC, 6% 9/15/32	2,010,172	2,227,034
Series 2519 Class ZD, 5.5% 11/15/32	3,847,712	4,204,054
Series 2546 Class MJ, 5.5% 3/15/23	1,805,165	1,946,320
Series 2601 Class TB, 5.5% 4/15/23	850,912	937,017
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,220,879
Series 3859 Class JB, 5% 5/15/41	34,232,187	38,351,151
Series 4302 Class DA, 3% 7/15/39	111,967,717	114,298,884
Series 06-3115 Class SM, 6.4489% 2/15/36 (c)(d)(f)	3,368,838	563,181
Series 2013-4281 Class AI, 4% 12/15/28 (d)	52,062,418	6,054,385
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2844:
Class SC, 45.8179% 8/15/24 (c)(f)	$ 116,079	$ 216,628
Class SD, 84.4857% 8/15/24 (c)(f)	170,773	436,981
Series 2947 Class XZ, 6% 3/15/35	9,444,406	10,448,273
Series 3055 Class CS, 6.4389% 10/15/35 (c)(d)	4,629,186	710,688
Series 3244 Class SG, 6.5089% 11/15/36 (c)(d)(f)	9,360,894	1,766,384
Series 3274 Class SM, 6.2789% 2/15/37 (c)(d)	5,642,716	855,305
Series 3284 Class CI, 5.9689% 3/15/37 (c)(d)	24,011,487	4,018,123
Series 3287 Class SD, 6.5989% 3/15/37 (c)(d)(f)	15,111,891	3,312,051
Series 3297 Class BI, 6.6089% 4/15/37 (c)(d)(f)	21,931,615	4,103,704
Series 3336 Class LI, 6.4289% 6/15/37 (c)(d)	8,653,141	1,244,339
Series 3772 Class BI, 4.5% 10/15/18 (d)	9,027,469	585,205
Series 3949 Class MK, 4.5% 10/15/34	7,760,284	8,382,119
Series 4181 Class LA, 3% 3/15/37	20,300,998	20,914,521
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2,516,545	2,761,284
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0511% 2/15/24 (c)	910,356	923,103
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,858,951	2,050,278
Series 2056 Class Z, 6% 5/15/28	3,123,618	3,448,144
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5389% 6/16/37 (c)(d)(f)	4,362,217	756,806
Series 2010-H03 Class FA, 0.706% 3/20/60 (c)(g)	40,410,924	40,375,524
Series 2010-H17 Class FA, 0.482% 7/20/60 (c)(g)	4,684,293	4,635,436
Series 2010-H18 Class AF, 0.451% 9/20/60 (c)(g)	5,161,853	5,101,134
Series 2010-H19 Class FG, 0.451% 8/20/60 (c)(g)	6,547,978	6,472,657
Series 2010-H27 Series FA, 0.531% 12/20/60 (c)(g)	10,464,021	10,375,203
Series 2011-H05 Class FA, 0.651% 12/20/60 (c)(g)	17,251,085	17,199,971
Series 2011-H07 Class FA, 0.651% 2/20/61 (c)(g)	31,479,844	31,387,136
Series 2011-H12 Class FA, 0.641% 2/20/61 (c)(g)	43,059,321	42,914,211
Series 2011-H13 Class FA, 0.651% 4/20/61 (c)(g)	16,814,423	16,766,048
Series 2011-H14:
Class FB, 0.651% 5/20/61 (c)(g)	19,321,648	19,260,359
Class FC, 0.651% 5/20/61 (c)(g)	18,046,680	17,991,800
Series 2011-H17 Class FA, 0.681% 6/20/61 (c)(g)	23,756,202	23,712,610
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H21 Class FA, 0.751% 10/20/61 (c)(g)	$ 26,379,355	$ 26,408,530
Series 2012-H01 Class FA, 0.851% 11/20/61 (c)(g)	22,229,831	22,349,005
Series 2012-H03 Class FA, 0.851% 1/20/62 (c)(g)	13,597,033	13,670,634
Series 2012-H06 Class FA, 0.781% 1/20/62 (c)(g)	21,055,899	21,106,012
Series 2012-H07 Class FA, 0.781% 3/20/62 (c)(g)	12,737,358	12,790,002
Series 2012-H26, Class CA, 0.681% 7/20/60 (c)(g)	47,169,369	47,211,727
Series 2014-H03 Class FA, 0.751% 1/20/64 (c)(g)	19,803,655	19,828,945
Series 2014-H05 Class FB, 0.751% 12/20/63 (c)(g)	45,621,300	45,683,481
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,731,023	4,148,256
Series 1997-8 Class PE, 7.5% 5/16/27	1,519,638	1,804,607
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	9,402,638	1,724,964
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	12,734,815	14,450,041
Series 2004-32 Class GS, 6.3489% 5/16/34 (c)(d)(f)	2,188,004	437,687
Series 2004-73 Class AL, 7.0489% 8/17/34 (c)(d)(f)	2,517,357	531,192
Series 2007-35 Class SC, 6/16/37 (c)(f)	190,662	364,323
Series 2010-H10 Class FA, 0.482% 5/20/60 (c)(g)	13,657,102	13,514,931
Series 2012-76 Class GS, 6.5489% 6/16/42 (c)(d)(f)	9,388,891	1,805,005
Series 2012-97 Class JS, 6.0989% 8/16/42 (c)(d)(f)	29,205,668	4,815,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,088,420,662)		1,104,831,848
Commercial Mortgage Securities - 1.9%
	Principal Amount	Value
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5043% 4/25/19 (c)	$ 23,962,058	$ 23,938,072
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	117,670,000	119,855,956
Series K034 Class A2, 3.531% 7/25/23	58,530,000	61,586,378
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $198,548,714)		205,380,406
Cash Equivalents - 10.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $1,121,867,000)	$ 1,121,873,413	1,121,867,000
TOTAL INVESTMENT PORTFOLIO - 123.1% (Cost $12,854,690,557)		13,057,123,224
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(2,451,598,688)
NET ASSETS - 100%		$ 10,605,524,536
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 6/1/29	$ (2,100,000)	(2,183,180)
3% 6/1/44	(13,300,000)	(13,156,533)
3.5% 6/1/44	(6,300,000)	(6,487,938)
3.5% 6/1/44	(121,500,000)	(125,124,515)
4% 6/1/44	(15,200,000)	(16,098,937)
4% 6/1/44	(92,000,000)	(97,440,935)
4% 6/1/44	(259,400,000)	(274,741,072)
4% 6/1/44	(27,300,000)	(28,914,538)
4% 6/1/44	(259,400,000)	(274,741,072)
4.5% 6/1/44	(176,900,000)	(191,207,937)
4.5% 6/1/44	(2,200,000)	(2,377,939)
5% 6/1/44	(20,700,000)	(22,868,435)
TOTAL FANNIE MAE		(1,055,343,031)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
4% 6/1/44	$ (57,300,000)	$ (61,172,225)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,114,021,110)		$ (1,116,515,256)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid) (2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2016	$ 1,969,000	3-month LIBOR	0.75%	$ (3,829)	$ 0	$ (3,829)
CME	Jun. 2019	28,329,000	2%	3-month LIBOR	310,858	0	310,858
CME	Jun. 2024	115,650,000	3-month LIBOR	3%	(4,497,672)	0	(4,497,672)
CME	Jun. 2044	109,158,000	3-month LIBOR	3.75%	(3,142,291)	0	(3,142,291)
TOTAL INTEREST RATE SWAPS					$ (7,332,934)	$ 0	$ (7,332,934)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $12,582,188.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,121,867,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 157,115,560
Commerz Markets LLC	643,167,627
Mizuho Securities USA, Inc.	321,583,813
$ 1,121,867,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $12,854,348,740. Net unrealized appreciation aggregated $202,774,484, of which $255,045,493 related to appreciated investment securities and $52,271,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014